Segment information	12 Months Ended
Jun. 30, 2018
Segment Information
Segment information
18.	Segment information

Segment information is presented consistently with the internal report provided by the main operating decision makerthat is the Executive Board, responsible for allocating resources, assessing the performance of the operating segments, and for making the Company’s strategic decisions.

Segment information is based on information used by BrasilAgro Executive Board to assess the performance of the operating segments and to make decisions on the investment of funds. The Company has five segments, namely: (i) real estate, (ii) grains, (iii) sugarcane, (iv) cattle raising and (v) other. The operating assets related to these segments are located only in Brazil. The main activity of the grains segment is the production and sale of soybean and corn.

The Sugarcane segment includes the sale of the raw product. The Real Estate segment presents the Profit and Losses from operations carried out in the Company’s subsidiaries. The cattle raising segment consists of producing and selling beef calves after weaning, which characterizes the activity as breeding. The selected P&L, assets e liabilities information by segment, which were measured in accordance with the same accounting practices used in the preparation of the financial statements, are as follows:

	June 30, 2018
	Total	Real estate	Agricultural activity			Other	Not allocated
			Grains	Sugarcane	Cattle raising
Net revenue	244,278	5,133	97,180	138,143	4,081	(259)	—
Gain on sale of farm	39,817	39,817	—	—	—	—	—
Change in fair value of biological assets and agricultural products (Note 9)	99,083	—	55,584	43,952	239	(692)	—
(Impairment) of net realizable value of agriculturl products after harvest, net	883	—	905	—	—	(22)	—
Cost of sales	(228,319)	—	(89,633)	(134,028)	(4,378)	(280)	—

Gross profit	155,742	44,950	64,036	48,067	(58)	(1,253)	—

Operating profit (expenses)
Selling expenses	(10,087)	—	(9,730)	—	(383)	26	—
General and administrative expenses	(34,945)	—	—	—	—	—	(34,945)
Other operating expenses, net	35,432	—	—	—	—	—	35,432
Share of profit af a joint venture	14,671	—	—	—	—	—	14,671

Operating profit (loss)	160,813	44,950	54,306	48,067	(441)	(1,227)	15,158

Net finance profit
Finance income	129,323	20,843	12,388	18,208	—	18,501	59,383
Finance expenses	(137,879)	(5,158)	(6,606)	(20,597)	—	(18,261)	(87,257)

Profit (loss) before income and social contribution taxes	152,257	60,635	60,088	45,678	(441)	(987)	(12,716)

Income and social contribution taxes	(25,919)	(20,616)	(20,430)	(15,531)	150	335	30,173

Net profit (loss) for the year	126,338	40,019	39,658	30,147	(291)	(652)	17,457

Total assets	1,179,599	624,417	78,070	129,787	35,438	14,073	297,814
Total liabilities	423,735	—	73,610	52,310	—	—	297,815

			June 30, 2017
	Total	Real estate	Agricultural activity			Other	Not allocated
			Grains	Sugarcane	Cattle raising
Net revenue	146,911	—	68,971	73,658	369	3,913	—
Gain on sale of farm	26,716	26,716	—	—	—	—	—
Change in fair value of biological assets and agricultural products (Note 9)	12,266	—	4,302	11,532	(3,568)	—	—
(Impairment) of net realizable value of agriculturl products after harvest, net	(1,655)	—	(1,652)	—	—	(3)	—
Cost of sales	(136,362)	—	(59,770)	(74,498)	(156)	(1,938)	—

Gross profit	47,876	26,716	11,851	10,692	(3,355)	1,972	—

Operating profit (expenses)
Selling expenses	(6,676)	(8)	(6,144)	—	(80)	(444)	—
General and administrative expenses	(30,941)	—	—	—	—	—	(30,941)
Other operating expenses, net	(6,019)	—	—	—	—	—	(6,019)
Share of loss af a joint venture	(4,425)	—	—	—	—	—	(4,425)

Operating profit (loss)	(185)	26,708	5,707	10,692	(3,435)	1,528	(41,385)

Net finance profit
Finance income	110,090	8,276	9,901	8,254	—	1,292	82,367
Finance expenses	(76,646)	(8,057)	(8,881)	(921)	—	(9,097)	(49,690)

Profit (loss) before income and social contribution taxes	33,259	26,927	6,727	18,025	(3,435)	(6,277)	(8,708)

Income and social contribution taxes	(5,949)	(9,155)	(2,287)	(6,128)	1,168	2,134	8,319

Net profit (loss) for the year	27,310	17,772	4,440	11,897	(2,267)	(4,143)	(389)

Total assets	883,293	421,769	27,938	112,670	5,952	1,257	313,707
Total liabilities	215,825	41,090	10,703	33,353	—	—	130,679

The balance sheet accounts are mainly represented by “Trade accounts receivables”, “Biological assets”, “Inventories of agricultural products” and “Investment properties”.

a)  Information on concentration of clients

In the year ended June 30, 2018, the Company has five clients representing 10% or more of the revenues from the sugarcane or grains segments, totaling 83.2% of the total sales of the Company. Of these five clients, two account for 58.9% and 41.1% of the revenues from the sugarcane segment and three account for 27.4%, 17.4% and 10.5% of the revenues from the grains segment.

In the year ended June 30, 2017, the Company had five clients representing 10% or more of the sugarcane or grains segments, totaling 78.3% of the total sales of the Company. Of these five clients, two accounted for 86.0% and 14.0% of the revenues from the sugarcane segment and three accounted for 31.0%, 16.0% and 9.9% of the revenues from the grains segment.

b)  Geographic information

Revenues and non-current assets, excluding financial instruments, income tax and social contribution, deferred assets, post-employment benefits and rights arising from insurance contracts are distributed as follows:

	In Brazil		Subsidiaries abroad (a)
	2018	2017	2018	2017
Net income	218,224	137,397	26,054	9,514
Non-current assets	646,528	736,170	182,628	3,749

(a)	The subsidiaries abroad are all located in Paraguay